SUBSIDIARY EQUITY OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about equity interests classified as liabilities [Table Text Block]
b)    Infrastructure
Our infrastructure property, plant and equipment consists of the following:

	Utilities		Transport		Midstream		Data		Sustainable Resources and Other		Total
AS AT AND FOR THE YEAR ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Cost, beginning of year	$8,654	$6,248	$8,309	$2,495	$3,971	$2,443	$1,131	$444	$389	$429	$22,454	$12,059
Changes in basis of accounting	—	110	—	356	—	108	—	633	—	—	—	1,207
Additions, net of disposals and assets reclassified as held for sale	550	34	146	171	277	136	51	(43)	(16)	(25)	1,008	273
Acquisitions through business combinations	—	2,135	—	5,283	—	1,197	7,334	95	—	—	7,334	8,710
Foreign currency translation	102	127	243	4	73	87	77	2	(79)	(15)	416	205
Cost, end of year	9,306	8,654	8,698	8,309	4,321	3,971	8,593	1,131	294	389	31,212	22,454

Accumulated fair value changes, beginning of year	2,187	2,002	857	810	317	221	—	—	416	447	3,777	3,480
Disposition and assets reclassified as held for sale	—	(416)	—	—	—	—	—	—	—	(37)	—	(453)
Fair value changes	652	572	113	45	21	92	—	—	6	6	792	715
Foreign currency translation	78	29	77	2	—	4	—	—	(98)	—	57	35
Accumulated fair value changes, end of year	2,917	2,187	1,047	857	338	317	—	—	324	416	4,626	3,777

Accumulated depreciation, beginning of year	(1,172)	(985)	(950)	(744)	(208)	(120)	(88)	—	(41)	(40)	(2,459)	(1,889)
Depreciation expenses	(419)	(415)	(498)	(178)	(141)	(84)	(189)	(87)	(10)	(10)	(1,257)	(774)
Dispositions and assets reclassified as held for sale	12	247	134	(25)	—	3	17	—	7	7	170	232
Foreign currency translation	(34)	(19)	(90)	(3)	(7)	(7)	(3)	(1)	9	2	(125)	(28)
Accumulated depreciation, end of year	(1,613)	(1,172)	(1,404)	(950)	(356)	(208)	(263)	(88)	(35)	(41)	(3,671)	(2,459)
Balance, end of year	$10,610	$9,669	$8,341	$8,216	$4,303	$4,080	$8,330	$1,043	$583	$764	$32,167	$23,772
Subsidiary equity obligations consist of the following:

AS AT DEC. 31 (MILLIONS)	Note	2020	2019
Subsidiary preferred equity units	(a)	$1,679	$1,650
Limited-life funds and redeemable fund units	(b)	1,456	1,896
Subsidiary preferred shares and capital	(c)	564	586
Total		$3,699	$4,132

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2020	2019
Series 1	24,000,000	6.25%	US$	$586	$574
Series 2	24,000,000	6.50%	US$	555	546
Series 3	24,000,000	6.75%	US$	538	530
Total				$1,679	$1,650

As at December 31, 2020 and 2019, the balance related to obligations of BPY and its subsidiaries.

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2020	2019
Brookfield Property Split Corp (“BOP Split”) senior preferred shares
Series 1	842,534	5.25%	US$	$21	$23
Series 2	556,746	5.75%	C$	11	13
Series 3	789,718	5.00%	C$	16	18
Series 4	594,994	5.20%	C$	12	18
BSREP II RH B LLC (“Manufactured Housing”) preferred capital		9.00%	US$	249	249
Rouse Series A preferred shares	5,600,000	5.00%	US$	142	142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares	10,000	5.00%	US$	40	40
BIP Investment Corporation Series 1 Senior preferred shares	4,000,000	5.85%	C$	73	73
Forest City Enterprises L.P. (“Forest City”) & Other Preferred Capital				—	10
Total				$564	$586